Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases
18. Leases
Group as a lessee
The Group has leases for real estate and equipment. Lease terms range from 2 and 10 years.
Changes in the Group’s
right-of-use
assets carrying amounts were as follows:

	2021	2020
Balance as of January 1,	$1,341	$—
Depreciation expense	(477)	(286)
Additions	1,824	1,627
Transfers	(25)	—

Balance as of December 31,	$2,663	$1,341

Changes in the Group’s lease liabilities carrying amounts were as follows:

	2021	2020	2019
Balance as of January 1,	$1,398	$—	$—
Additions to lease liabilities	1,799	1,711	—
Accretion of interest	49	57	—
Payments	(447)	(370)	—

Balance as of December 31,	$2,799	$1,398	$—

Total non-current	1,908	1,036	—

Total current	$891	$362	$—

For information regarding the maturity profile of the Group’s leases liabilities, see Note 15 (Financial Instruments Risk).
The Group recognized in the Consolidated Statement of Profit or Loss the following expenses related to its leases for the years end December 31, 2021, 2020 and 2019:

	2021	2020	2019
Depreciation expense	$477	$286	$—
Interest expense on lease liabilities	49	57	—

Total lease expense	$526	$343	$—